Cover	May 22, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	CareCloud, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend the Current Report on Form 8-K, originally filed by the Company with the Securities and Exchange Commission (“SEC”) on May 23, 2023 (the “Original Report”). The Original Report was filed to report the results of the matters submitted to a vote by the Company’s shareholders at the Company’s 2023 Annual Meeting of Sharheolders held on May 22, 2023. The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision regarding how frequently it will conduct future shareholder advisory votes to approve the compensation of the Company’s named executive officers. No other changes have been made to the Original Report.
Document Period End Date	May 22, 2023
Entity File Number	001-36529
Entity Registrant Name	CareCloud, Inc.
Entity Central Index Key	0001582982
Entity Tax Identification Number	22-3832302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Clyde Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(732)
Local Phone Number	873-5133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CCLD
Security Exchange Name	NASDAQ
11% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	11% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	CCLDP
Security Exchange Name	NASDAQ
8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	CCLDO
Security Exchange Name	NASDAQ